INCOME TAXES - Disclosure of detailed information about changes in deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022
Disclosure of Income Taxes [Line Items]
Deferred tax liabilities	$ 0	$ 0	$ 0
Net deferred tax liabilities	0	0
Mineral properties [Member]
Disclosure of Income Taxes [Line Items]
Deferred tax liabilities	(2,221)	(2,090)
Loss carry-forwards [Member]
Disclosure of Income Taxes [Line Items]
Deferred tax assets	$ 2,221	$ 2,090